Adoption of IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2019
Adoption of IFRS 16
Summary of reconciliation to the opening balance for the lease liabilities

€ millions
Purchase obligations relevant to IFRS 16 as at 12/31/2018	205
Financial commitments as at 12/31/2018	1,442
Lease related commitments as at 12/31/2018	1,647
(Less): commitments starting in 2019	(51)
(Less): non-lease components	(238)
Add: data updates	108
Adjusted commitments	1,466
Add: adjustments as a result of different treatment of extension and termination options	953
Discounting using the Company’s incremental borrowing rate	(279)
Lease liabilities recognized as at 1/1/2019	2,140

Summary of leases shown in the balance sheet and in the income statement

Leases in the Balance Sheet

€ millions	12/31/2019
Right-of-use assets
Right-of-use assets – land and buildings	1,929
Right-of-use assets – other property, plant, and equipment	38
Total right-of-use assets	1,967
/ Non-current assets	45,002
Right-of-use assets as % of / non-current assets	4

Lease liabilities
Current lease liabilities	389
/ Current financial liabilities	3,273
Current lease liabilities as % of / current financial liabilities	12

Non-current lease liabilities	1,814
/ Non-current financial liabilities	12,923
Non-current lease liabilities as % of / non-current financial liabilities	14

Leases in the Income Statement

€ millions	2019
Lease expenses within operating profit
Depreciation of right-of-use assets	396

Lease expenses within finance income, net
Interest expense on lease liabilities	55